LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED NOVEMBER 10, 2014

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The following information supplements the information in the Statement of Additional Information that appears in the first table in the section titled “Disclosure of Portfolio Holdings”:

Recipient	Frequency	Delay Before Dissemination
1919 Investment Counsel, LLC	Daily	None

Please retain this supplement for future reference.

SCHEDULE A

Fund	Date of Statements of Additional Information
Legg Mason Global Asset Management Trust
Miller Income Opportunity Trust	February 28, 2014

Legg Mason Investment Trust
Legg Mason Opportunity Trust	May 1, 2014

LMFX103356

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